CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Share premium	Accumulated losses	Other reserves	Total	Non- controlling interests
Beginning balance at Dec. 31, 2019	$ 204,749	$ 175,868	$ 1,141,997	$ (1,239,991)	$ 127,449	$ 205,323	$ (574)
Loss for the year	(183,718)			(183,682)		(183,682)	(36)
Other comprehensive loss	10,261				10,252	10,252	9
Total comprehensive loss for the period	(173,457)			(183,682)	10,252	(173,430)	(27)
Capital contribution (Note 15)	243,202	19,207	223,995			243,202
Capital contribution from exercised stock options	741	7,120			(6,379)	741
Translation to presentation currency	0	17,450	112,235	(129,607)	(84)	(6)	6
Share-based payments (Note 17)	12,681				12,681	12,681
Equity transaction costs (Note 15)	(13,014)			(13,014)		(13,014)
Change in Non-controlling interests	(5)	198	3	(306)	(48)	(153)	148
Ending balance at Dec. 31, 2020	274,897	219,843	1,478,230	(1,566,600)	143,871	275,344	(447)
Loss for the year	(226,905)			(226,865)		(226,865)	(40)
Other comprehensive loss	(19,772)				(19,801)	(19,801)	29
Total comprehensive loss for the period	(246,677)			(226,865)	(19,801)	(246,666)	(11)
Capital contribution (Note 15)	348,646	21,320	327,326			348,646
Capital contribution from exercised stock options	69	2,915			(2,846)	69
Translation to presentation currency	0	(9,924)	(69,089)	79,013		0
Share-based payments (Note 17)	43,451				43,451	43,451
Equity transaction costs (Note 15)	(7,816)			(7,816)		(7,816)
Change in Non-controlling interests	14		2	8		10	4
Ending balance at Dec. 31, 2021	412,584	234,154	1,736,469	(1,722,260)	164,675	413,038	(454)
Loss for the year	(238,269)			(238,232)		(238,232)	(37)
Other comprehensive loss	(9,241)				(9,258)	(9,258)	17
Total comprehensive loss for the period	(247,510)			(238,232)	(9,258)	(247,490)	(20)
Capital contribution from exercised stock options	25	1,505			(1,480)	25
Share-based payments (Note 17)	9,241				9,237	9,237	4
Equity transaction costs (Note 15)	(91)			(91)		(91)
Change in Non-controlling interests				(1)		(1)	1
Ending balance at Dec. 31, 2022	$ 174,249	$ 235,659	$ 1,736,469	$ (1,960,584)	$ 163,174	$ 174,718	$ (469)